Restricted Share Units	12 Months Ended
Oct. 31, 2023
Restricted Share Units [Abstract]
Restricted Share Units
11.	Restricted Share Units

a.	On August 4, 2021, the Company approved an RSU plan, which is designed to provide certain directors, officers, employees, and consultants of the Company with the opportunity to acquire RSU’s of the Company. Each unit is equivalent in value to a common share and upon vesting results in the holder thereof being issued, at the discretion of the Board, either (i) a common share, or (ii) an amount of cash equal to the fair market value of a common share.

b.	The following table summarizes the changes in RSUs:

	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)

Balance, October 31, 2021	–	$–	$–

Granted	1,177	316.50	232.48
Vested	(1,177)	316.50	232.48

Balance, October 31, 2022	–	$–	$–

Granted (i)	2,200	55.97	41.46
Vested	(2,200)	55.97	41.46

Balance, October 31, 2023	–	$–	$–

(i)	During the year ended October 31, 2023, the Company issued 2,200 RSU’s with a fair value of $91,589 to consultants (2022 - $272,985).

c.	During the year ended October 31, 2023, the Company recognized share-based compensation of $(171,819), being the fair value of the RSU’s that vested during the period. This amount was charged against the share- based payment reserve in the Consolidated Statement of Changes in Shareholders’ Equity (2022 - $380,207).